Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Lease Commitment

Effective August 2012, the Company entered into a lease agreement (the “Sylmar Lease”) with a company owned by the major stockholder of the Company for office space for a term of five years that was initially set to expire on February 28, 2017. The Sylmar Lease included rental of additional space commencing January 1, 2013 and a five year option to renew. The lease requires the Company to pay real estate taxes, insurance and common area maintenance each year, and is subject to periodic cost of living adjustments. In April 2014, the Sylmar Lease was renegotiated with the term ending on February 28, 2022, and a five year option to renew. The new lease also requires the Company to pay real estate taxes, insurance and common area maintenance each year and includes automatic increases in base rent each year. In November 2014, the property underlying the Sylmar lease was sold to an unrelated party.

Second Sight Switzerland rents office space in Switzerland on a month-to-month basis for CHF 8,200 (approximately $8,200, at December 31, 2015) per month.

Total rent expense was approximately $954,000, $1,007,000 and $766,000 for the years ended December 31, 2015, 2014 and 2013, respectively, and is allocated based on square footage to general and administrative and manufacturing costs in the accompanying consolidated statement of operations.

Future minimum rental payments required under the operating leases are as follows for the years ended December 31 (in thousands).

Years	Amount

2016	$808
2017	833
2018	858
2019	884
2020	910
Thereafter	1,095

Total	$5,388

License Agreements

The Company has exclusive licensing agreements to utilize certain patents. These patents are related to the technology for visual prostheses. There are currently two such agreements that the Company has determined there is a reasonable likelihood of future royalty payments. The Company has agreed to pay the licensors’ royalties for licensed products sold or leased by the Company. The royalty rates range from 0.5% to 3.25%, based on related net sales of the patented portion of licensed products, less a credit for royalties paid to others. The 3.25% rate reflects a .25% credit for royalties paid to others. Additional discounts may be possible if the Company enters into additional licenses.

One of the licensing agreements requires the Company to pay the licensors a $5,000 annual maintenance fee for the first seven years and a $10,000 annual maintenance fee each year thereafter for as long as the agreement has not been terminated by the Company. The second of these agreements has no stipulated fees. Pursuant to these agreements, the Company has incurred costs of approximately $93,000, $45,000 and $28,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

Clinical Trial Agreements

Based upon FDA approval, which was obtained in February 2013, the Company is required to collect follow-up data from subjects enrolled in its pre-approval trial for a period of up to ten years post-implant, which extends this trial through the year 2019. In addition, the Company is conducting three post-market studies to comply with US FDA, French, and European post-market surveillance regulations and requirements. The Company has contracted with various universities, hospitals, and medical practices to provide these services. Payments are based on procedures performed for each subject and are charged to clinical and regulatory expense as incurred. Total amounts charged to expense for the years ended December 31, 2015, 2014 and 2013 were $1,409,000, $602,000 and $481,000, respectively.

Litigation, Claims and Assessments

Seventeen oppositions have been filed by a third-party in the European Patent Office, each challenging the validity of a European patent owned or exclusively licensed by the Company. The outcome of the challenges is not certain, however, if successful, they may affect the Company’s ability to block competitors from utilizing its patented technology. Management of the Company does not believe a successful challenge will have a material effect on its ability to manufacture and sell its products, or otherwise have a material effect on its operations.

The Company is party to litigation arising in the ordinary course of business. It is management’s opinion that the outcome of such matters will have not have a material effect on the Company’s financial statements.